Property, plant and equipment, net (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2020
Property, plant and equipment
Property, plant and equipment, net	€ 23,610	€ 23,774
Thereof pledged assets of Property, Plant and Equipment	12,369	13,069
European Investment Bank
Property, plant and equipment
Thereof pledged assets of Property, Plant and Equipment			€ 10,000
Property | Leased assets
Property, plant and equipment
Property, plant and equipment, net	18,202	18,698
Machinery
Property, plant and equipment
Property, plant and equipment, net	4,513	3,982
Other PPE
Property, plant and equipment
Property, plant and equipment, net	837	1,039
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment, net	€ 58	€ 55